VIA ELECTRONIC FILING

March 27, 2006


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: 	Merrill Lynch Utilities and
        Telecommunications Fund, Inc.

Post-Effective Amendment No. 19 to the Registration
Statement on Form N-1A (Securities Act File No. 33-37103,
Investment Company Act File No. 811-6180)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities
        Act of 1933, as amended (the 1933 Act), Merrill
        Lynch Utilities and Telecommunications Fund, Inc.
	hereby certifies that:

(1) the form of Prospectus and Statement of Additional
Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 19 to the Funds Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 19 to the Funds Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on March 22, 2006.

Sincerely,

Merrill Lynch Utilities and Telecommunications Fund, Inc.


/s/ Alice A. Pellegrino

Alice A. Pellegrino
Secretary of Fund



Secretary of Fund